LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2022
LOANS, FINANCING AND DEBENTURES
schedule of composition of loans, financing and debentures

	12/31/2022			12/31/2021
			Non-			Non-
	Average Rate	Current	Current	Average Rate	Current	Current
Foreign Currency
World Bank	2.41%	139,563	—	2.41%	149,904	148,214
Inter-American Development Bank	2.93%	40,214	315,109	1.22%	42,349	379,147
Kreditanstalt fur Wiederaufbau - KFW	4.19%	61,760	431,645	4.77%	65,423	542,639
		241,537	746,754		257,676	1,070,000
National Currency
RGR Return[1]	5.00%	250,802	752,406	5.00%	250,802	1,003,208
RGR Subsidiaries[1]	5.00%	19,983	3,124	5.00%	83,275	602,157
RGR CCEE[1]	5.00%	9,105	—	5.00%	11,187	—
BNDES	8.58%	615,535	7,495,258	5.63%	458,015	4,668,486
Federal Savings Bank	14.12%	288,316	2,350,637	8.22%	806,317	3,072,622
Banco do Brasil	15.08%	515,116	4,002,284	6.92%	957,151	1,079,149
Bradesco	14.53%	337,405	416,666	5.27%	265,124	1,077,681
Petrobras	13.65%	2,557,907	1,730,519	9.15%	2,199,910	3,327,920
Vibra Energia S.A.	13.65%	24,317	16,592	9.15%	21,941	31,908
State Grid	10.00%	94,855	579,337	10.00%	91,196	647,597
Itaú	14.68%	69,580	1,317,360	9.15%	4,017	500,000
Banco do Nordeste do Brasil	8.12%	109,755	1,585,159	7.18%	66,187	987,810
BASA	12.22%	27,360	652,150	8.52%	12,425	344,624
Basa FNO	8.50%	50,302	431,510	—	—	—
Santander	14.10%	37,076	822,789	—	—	—
Cigás	—	393,920	156,147	—	393,920	193,249
Other financial institutions	12.55%	501,234	1,359,801	6.51%	481,255	506,579
		5,902,568	23,671,739		6,102,722	18,042,990

¹ The Company will maintain for a period of up to twelve months, counted from the settlement date of the public offering of shares, the continuity of the management of commercialization contracts under RGR, which will later be transferred to ENBpar.

	12/31/2022			12/31/2021
	Average rate	Current	Non-Current	Average rate	Current	Non-Current
Bonus
Due date 2/4/2025	3.63%	38,616	2,594,669	3.63%	41,302	2,767,841
Due date 2/4/2030	4.63%	73,904	3,846,327	4.63%	79,043	4,103,680
		112,520	6,440,996		120,345	6,871,521
Commercial Notes
Eletrobras - Maturity 06/20/2024	CDI + 1.35%	16,853	6,000,000	-	—	—

Debentures
Eletrobras - 04/25/2022	-	—	—	DI + 0.70%	1,113,080	—
Eletrobras - 04/25/2024	DI + 1.00%	40,090	2,200,000	DI + 1.00%	27,053	2,200,000
Eletrobras - 04/15/2026	DI + 1.80%	37,365	1,200,000	DI + 1.80%	24,304	1,200,000
Eletrobras - 04/25/2026	DI + 1.20%	18,487	1,000,000	DI + 1.20%	12,567	1,000,000
Eletrobras - 05/15/2029	IPCA + 5.18%	5,576	866,533	IPCA + 5.18%	5,447	820,619
Eletrobras - 04/15/2031	IPCA + 4.91%	16,817	1,690,763	IPCA + 4.91%	16,232	1,601,176
Furnas - 11/15/2024	CDI 117,60% p.y.	155,786	150,001	CDI 117,60% p.y.	95,608	360,000
Furnas - 11/15/2029	IPCA + 4.08%	2,464	952,777	IPCA + 4.08%	2,340	897,225
Furnas - 07/01/2038	IPCA + 6.5%	145,793	5,067,260	-	—	—
Furnas - 04/15/2024	IPCA + 7.49% p.y.	353,111	273,902	-	—	—
Chesf - 01/15/2029	IPCA + 7.03%	18,740	132,155	IPCA + 7.03%	14,474	141,445
CGT Eletrosul - 09/16/2024	DI + 1.78%	9,182	214,545	DI + 1.78%	5,245	214,465
CGT Eletrosul - 09/15/2028	IPCA + 6.80%	11,390	107,610	IPCA + 6.80%	11,098	110,316
CGT Eletrosul - 11/15/2028	IPCA + 3.75%	639	348,212	IPCA + 3.75%	597	327,752
CGT Eletrosul - 09/17/2029	IPCA 5.35%	13,221	199,061	IPCA 5.35%	2,118	187,271
Eletronorte - 08/04/2024	CDI + 2.75%	170,107	111,111	CDI + 2.75%	170,657	277,778
Eletronorte - 10/20/2024	CDI + 2.60%	252,523	208,333	CDI + 2.60%	253,190	458,334
		1,251,291	14,722,263		1,754,010	9,796,381

		7,524,770	51,581,752		8,234,753	35,780,892

Schedule of changes in loans, financing and debentures

Opening balance as of December 31, 2021 and 2020	44,015,645	47,002,033
Effects of deconsolidation - Eletronuclear	(6,380,128)	—
Taking Over - MESA	19,979,111	—
Funding	8,500,000	4,828,697
Interest, charges, Monetary and exchange variations incurred	3,716,921	2,936,377
Interest Paid	(3,306,894)	(2,545,458)
Amortization of Principal	(6,849,396)	(8,429,427)
Appropriate transaction costs	744	(13,825)
Transfer	3,527	213,129
RGR derecognition	(573,008)	24,119
Final balance as of December 31, 2022 and 2021	59,106,522	44,015,645

Schedule of maturity of long-term portion of loans and financing

2023	2024	2025	2026	2027	2028 to 2042	Total
7,524,770	13,863,268	4,803,839	4,783,522	2,467,857	25,663,266	59,106,522

Schedule of non-subsidiaries guarantees

NON CONTROLLED COMPANIES
			Guaranteed Debt
			Balance on	Warranty
Guarantor	Modality	Enterprise	12/31/2022	Termination
Eletrobras	SPE	UHE Belo Monte (Norte Energia)	14,203,901	2042
Eletrobras	SPE	HPP Jirau - ESBR	3,310,366	2034
Eletrobras	Corporate	Angra III (b)	3,255,476	2036
Eletrobras	Corporate	Angra III (b)	2,907,853	2038
Eletrobras	SPE	Teles Pires	1,138,175	2036
Eletrobras	SPE	HPP Jirau - ESBR	909,306	2035
Eletrobras	SPE	Mata de Santa Genebra	738,527	2041
Eletrobras	SPE	UHE Sinop	576,744	2038
Eletrobras	SPE	Empresa de Energia São Manoel	545,002	2038
Eletrobras	Corporate	Amazonas Energia (a)	377,367	2026
Eletrobras	SPE	Teles Pires	243,256	2032
Eletrobras	Corporate	Angra I (b)	103,392	2027
Furnas	SPE	Empresa de Energia São Manoel	101,659	2033
Furnas	SPE	Mata de Santa Genebra	94,201	2030
Chesf	SPE	Sinop HPP	75,335	2032
Eletronorte	SPE	UHE Sinop	75,335	2032
Eletrobras	SPE	Chapada do Piauí II	72,087	2032
Eletrobras	SPE	Chapada do Piauí I	68,765	2032
Eletrobras	SPE	Caldas Novas Transmissão	2,581	2028
Guarantees of non-controlled companies			28,799,328
(a)	Private instrument arising from lawsuits whose origin is prior to the privatization and unbundling of Amazonas Energia S.A., to solve previous debts to which Eletrobras is a party given its condition as guarantor.
(b)	Law No. 14,182, of July 12, 2021, established that Eletrobras and its subsidiaries remain obliged to maintain the guarantee offered to third parties, in contracts signed prior to privatization. As a result of such forecast, the guarantees offered by Eletrobras in Eletronuclear operations are maintained in their entirety, even after the completion of the Capitalization process and consequent change in Eletronuclear’s Direct Control. This situation applies to debt agreements entered by Eletronuclear in which, within the scope of the current Guarantee structure, Eletrobras appears directly as Guarantor and/or Obligated to the Full Provision of Shareholder Support in the event of Default by the Borrower.

Schedule of subsidiaries guarantees

CONTROLLED COMPANIES
			Guaranteed Debt	Warranty
Guarantor	Modality	Enterprise	Balance on 12/31/2022	Termination
Eletrobras	SPE	UHE Santo Antônio (c)	9,934,931	2040
Furnas	SPE	UHE Santo Antônio (c)	3,772,714	2038
Eletrobras	Corporate	Issuance of Debentures - Furnas	972,260	2029
Eletrobras	Corporate	Belo Monte Transmissora de Energia	674,190	2029
Eletrobras	SPE	UHE Santo Antônio (c)	454,955	2024
Eletrobras	Corporate	Issuance of Debentures - Furnas	305,787	2024
Furnas	Corporate	Modernization of Furnas UHE and UHE Luiz Carlos Barreto de Carvalho	355,324	2031
CGT Eletrosul	Corporate	Transmissora Sul Litorânea de Energia	315,084	2029
Eletrobras	Corporate	UHE Simplício	279,937	2026
Eletrobras	Corporate	Complexo Eólico Livramento - Entorno II	261,208	2028
Eletrobras	Corporate	Miscellaneous - Furnas	211,286	2023
Eletrobras	SPE	UHE Santo Antônio (c)	348,907	2030
Eletrobras	Corporate	Corporate Transmission Projects	231,712	2034
Eletrobras	Corporate	Chesf Corporate Projects	199,707	2029
Eletrobras	Corporate	Linha Verde Transmissora	144,884	2033
Eletrobras	Corporate	Eólicas Casa Nova II e III	143,012	2031
Eletrobras	Corporate	UHE Mauá	137,534	2028
Eletrobras	Corporate	Investment Plan 2012-2014	132,489	2029
Eletrobras	Corporate	Transmissora Sul Brasileira de Energia	119,001	2028
Eletrobras	Corporate	Support to the Working Capital Structure	111,801	2024
Chesf	Corporate	Transmissora Delmiro Gouveia	98,401	2032
Eletrobras	Corporate	UHE São Domingos	93,826	2028
Eletrobras	Corporate	Chesf Corporate Projects	64,411	2029
Eletrobras	Corporate	UHE Passo de São João	59,822	2026
Eletrobras	Corporate	UHE Batalha	58,982	2025
Eletrobras	Corporate	Corporate Financ	56,872	2023
Chesf	Corporate	Transmissora Delmiro Gouveia	45,842	2031
Eletrobras	Corporate	CGT Eletrosul Corporate Projects	27,957	2023
CGT Eletrosul	Corporate	Expansion of the South Transmission System	16,122	2029
Eletrobras	Corporate	UHE Baguari	15,630	2026
Eletrobras	Corporate	RS Energia	14,896	2027
CGT Eletrosul	Corporate	Brazil x Uruguay interconnection	12,101	2029
Eletrobras	Corporate	RS Energia	7,805	2027
Controlled companies guarantees			19,679,390

(c)

In the year ended December 31, 2022, HPP Santo Antônio started to be included in the portfolio of projects with consolidated guarantees, as a result of the increase in the shareholding held by Furnas in SPE MESA to 72.36%. With this, contract supplements were signed to reflect the additional guarantees to be granted due to the revised shareholding of Furnas.